As filed with the Securities and Exchange Commission on September 4, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200,

Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq.,

1801 California St., Suite 5200,

Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – June 30, 2018

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2018

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2018

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Fund(s) during the reporting period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended June 30, 2018.

We believe it is important to understand market conditions over the six-month period ended June 30, 2018 to provide a context for reading this report. Following a strong first month of 2018, volatility quickly returned to the equity markets as concerns emerged focusing on inflation, interest rates and global trade. Expectations of continued benign inflation were tested when wage growth for the January employment report came in higher than anticipated, and this resulted in longer term interest rates rising as well. This sent stocks into correction mode as the S&P 500® and Dow Jones Industrial Average both declined by more than 10% during the last week of January and first week of February.

In the weeks that followed, international trade took center stage as concerns of potential U.S. imposed tariffs created more volatility in the markets and stocks reached new lows for the year in late March. Initially aimed at China’s aluminum and steel exports, the prospect of more widely-spread tariffs grew throughout the spring and into the early summer, expanding to broader categories of goods and more regions, including Canada, Mexico and the Eurozone. As the tariffs on China approached actual implementation, the market reaction was more muted and stocks had appreciated from their previous lower levels.

U.S. equities benefitted from an improving environment for corporate profits as first quarter operating earnings growth for the S&P 500® reached their highest annualized rate in eight years. As full year 2018 estimates for earnings growth were upgraded following these strong reports, macroeconomic news was also favorable as the unemployment rate reached its lowest level in almost two decades. While these encouraging fundamentals allowed the S&P 500® to post a gain for the period, the index still finished below its January high watermark.

Following their strong performance in 2017, international developed and emerging markets experienced declines during the period as concerns of international trade and declining rates of economic growth in Europe and Japan for the first quarter were viewed with caution by investors. Emerging market currencies also depreciated, which pressured the equities of those regions as well.

Both short and long term interest rates rose during the period as strong employment trends and expectations of higher inflation provided a backdrop for the U.S. Federal Reserve to increase the Fed Funds Rate twice, both times by 0.25%, in the months of March and June. The 10-year Treasury yield rose considerably during the early months of the year and by the middle of May had reached 3.11%, more than 0.60% higher than where it started the year, before backing off to 2.85% to close the period. Despite this increase, the yield curve between 2-year and 10-year bonds continued to flatten and closed out the period at just 0.33%, its tightest gap in more than ten years. This fueled some debate as to whether this narrow range is a predictor of slowing economic growth or the result of suppressed long term rates in other regions of the world. The London Interbank Offering Rate (“LIBOR”) also increased from 1.69% to 2.34% during the period.

For the six-month period ended June 30, 2018, the S&P 500® returned 2.65%, while the MSCI EAFE Index, representing international developed market equities, returned -2.37%. During the same period, the Bloomberg Barclays U.S. Aggregate Bond Index returned -1.62%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit President & Chief Executive Officer Transamerica Funds	Tom Wald, CFA Chief Investment Officer Transamerica Funds

S&P 500®: a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the NYSE or NASDAQ.

Dow Jones Industrial Average: a market that shows how 30 large, publicly owned companies based in the U.S. have traded during a standard trading session in the stock market.

MSCI EAFE Index: a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Bloomberg Barclays US Aggregate Bond Index: measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance, future results may vary. Indexes are unmanaged and an investor cannot invest directly in an index.

Transamerica Stock Index

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in the Fund, you will bear the ongoing costs (such as the investment advisory fees and other expenses) of managing the corresponding S&P 500 Index Master Portfolio (“Master Portfolio”), in which the Fund invests. You will also bear the cost of operating the Fund (such as management fees, distribution fees, and other expenses).

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2018, and held for the entire six-month period until June 30, 2018.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included a $15 annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, including expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period (B) January 1, 2018 - June 30, 2018	Annualized Expense Ratio (C)
Class R	$1,000.00	$1,024.00	$3.01	$1,021.80	$3.01	0.60%
Class R4	1,000.00	1,025.30	1.51	1,023.30	1.51	0.30

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Ratio reflects the expenses of both the Fund and the Master Portfolio.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2018

(unaudited)

Assets:
Investment in Master Portfolio, at value	$658,537,964
Receivables and other assets:
Shares of beneficial interest sold	185,774
Due from Master Portfolio	827,960
Due from investment manager	18,619
Prepaid expenses	2,064

Total assets	659,572,381

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,013,734
Investment management fees	16,539
Distribution fees	189,016
Transfer agent fees	5,666
Trustees, CCO and deferred compensation fees	2,515
Audit and tax fees	19,187
Custody and accounting fees	917
Legal fees	9,559
Printing and shareholder reports fees	375
Registration fees	5,825
Other	5,967

Total liabilities	1,269,300

Net assets	$658,303,081

Net assets consist of:
Paid-in capital	$87,527,078
Undistributed (distributions in excess of) net investment income (loss)	8,005
Accumulated net realized gain (loss) allocated from Master Portfolio	2,064,993
Net unrealized appreciation (depreciation) allocated from Master Portfolio	568,703,005

Net assets	$658,303,081

Net assets by class:
Class R	$243,205,949
Class R4	415,097,132

Shares outstanding:
Class R	21,267,590
Class R4	36,265,815

Net asset value per share:
Class R	$11.44
Class R4	11.45

STATEMENT OF OPERATIONS

For the period ended June 30, 2018

(unaudited)

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$6,485,337
Interest income	96,860
Net income (loss) from securities lending	5,069
Withholding taxes on foreign income	(21,969)
Expenses (net of waiver and/or reimbursement)	(132,541)

Total investment income (loss)	6,432,756

Expenses:
Investment management fees	102,843
Distribution and service fees:
Class R	629,861
Class R4	542,092
Transfer agent fees
Class R	3,929
Class R4	16,263
Trustees, CCO and deferred compensation fees	9,112
Audit and tax fees	15,024
Custody fees	6,053
Legal fees	21,826
Printing and shareholder reports fees	21,942
Registration fees	28,148
Other	9,233

Total expenses before waiver and/or reimbursement and recapture	1,406,326

Expenses waived and/or reimbursed:
Class R4	(127,006)

Net expenses	1,279,320

Net investment income (loss)	5,153,436

Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	2,064,993
Net change in unrealized appreciation (depreciation)	11,274,917

Net realized and change in unrealized gain (loss)	13,339,910

Net increase (decrease) in net assets resulting from operations	$18,493,346

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2018 (unaudited)	December 31, 2017 (A) (B)
From operations allocated from Master Portfolio:
Net investment income (loss)	$5,153,436	$11,607,628
Net realized gain (loss)	2,064,993	14,001,967
Net change in unrealized appreciation (depreciation)	11,274,917	117,877,019

Net increase (decrease) in net assets resulting from operations	18,493,346	143,486,614

Dividends and/or distributions to shareholders:
Net investment income:
Class R	(1,723,526)	(3,648,044)
Class R4	(3,421,905)	(11,146,564)

Total dividends and/or distributions from net investment income	(5,145,431)	(14,794,608)

Net realized gains:
Class R	—	(2,298,712)
Class R4	—	(7,107,648)

Total dividends and/or distributions from net realized gains	—	(9,406,360)

Total dividends and/or distributions to shareholders	(5,145,431)	(24,200,968)

Capital share transactions:
Proceeds from shares sold:
Class R	9,159,397	9,192,735
Class R4	16,871,215	44,536,011

	26,030,612	53,728,746

Issued from fund acquisition:
Class R	—	283,331,550

	—	283,331,550

Dividends and/or distributions reinvested:
Class R	1,723,526	5,946,756
Class R4	3,304,174	17,941,034

	5,027,700	23,887,790

Cost of shares redeemed:
Class R	(34,113,297)	(69,867,254)
Class R4	(126,674,590)	(196,770,720)

	(160,787,887)	(266,637,974)

Net increase (decrease) in net assets resulting from capital share transactions	(129,729,575)	94,310,112

Net increase (decrease) in net assets	(116,381,660)	213,595,758

Net assets:
Beginning of period/year	774,684,741	561,088,983

End of period/year	$658,303,081	$774,684,741

Undistributed (distributions in excess of) net investment income (loss)	$8,005	$—

Capital share transactions - shares:
Shares issued:
Class R	798,903	847,775
Class R4	1,463,308	4,279,576

	2,262,211	5,127,351

Shares issued on fund acquisition:
Class R	—	28,333,155

	—	28,333,155

Shares reinvested:
Class R	152,423	537,040
Class R4	291,901	1,680,712

	444,324	2,217,752

Shares redeemed:
Class R	(2,973,838)	(6,427,868)
Class R4	(11,022,422)	(18,929,834)

	(13,996,260)	(25,357,702)

Net increase (decrease) in shares outstanding:
Class R	(2,022,512)	23,290,102
Class R4	(9,267,213)	(12,969,546)

	(11,289,725)	10,320,556

(A)	Transamerica Partners Institutional Stock Index reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Stock Index, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 1.56-for-1 share split. The Capital Shares transactions – shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods indicated:

	Class R
	June 30, 2018 (unaudited)		December 31, 2017 (A)
Net asset value, beginning of period	$11.25		$10.00

Investment operations: (B)
Net investment income (loss) (C)	0.07		0.10
Net realized and unrealized gain (loss)	0.20		1.38

Total investment operations	0.27		1.48

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.14)
Net realized gains	—		(0.09)

Total dividends and/or distributions to shareholders	(0.08)		(0.23)

Net asset value, end of period	$11.44		$11.25

Total return (D)	2.40	%(E)	14.93	%(E)

Ratio and supplemental data:
Net assets end of period (000’s)	$243,206		$262,047
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.61	%(F)	0.61	%(F)
Including waiver and/or reimbursement and recapture (G)	0.60	%(F)	0.60	%(F)
Net investment income (loss) to average net assets (B)	1.31	%(F)	1.37	%(F)
Portfolio turnover rate of Master Portfolio	1	%(E)	11%

(A)	Commenced operations on April 21, 2017.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(E)	Not annualized.
(F)	Annualized.
(G)	Includes allocated portion reimbursement and/or waivers of fees at the underlying Master Portfolio level.

For a share outstanding during the period and years indicated:

	Class R4
	June 30, 2018 (unaudited)		December 31, 2017 (A) (B)	December 31, 2016		December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period/year	$11.26		$9.58	$8.75		$8.81	$7.91	$6.10

Investment operations: (C)
Net investment income (loss) (D)	0.09		0.20	0.17	(E)	0.15	0.14	0.13
Net realized and unrealized gain (loss)	0.19		1.85	0.85		(0.06)	0.91	1.81

Total investment operations	0.28		2.05	1.02		0.09	1.05	1.94

Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.23)	(0.19)		(0.15)	(0.15)	(0.13)
Net realized gains	—		(0.14)	—		—	—	—

Total dividends and/or distributions to shareholders	(0.09)		(0.37)	(0.19)		(0.15)	(0.15)	(0.13)

Net asset value, end of period/year	$11.45		$11.26	$9.58		$8.75	$8.81	$7.91

Total return (F)	2.53	%(G)	21.48%	11.66%		1.08%	13.33%	32.06%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$415,097		$512,638	$561,089		$707,281	$888,044	$1,011,521
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.36	%(H)	0.38%	0.42%		0.42%	0.38%	0.38%
Including waiver and/or reimbursement and recapture (I)	0.30	%(H)	0.30%	0.29	%(E)(J)	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets (C)	1.62	%(H)	1.67%	1.86	%(E)	1.73%	1.72%	1.80%
Portfolio turnover rate of Master Portfolio	1	%(G)	11%	4%		2%	3%	2%

(A)	Transamerica Partners Institutional Stock Index reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Stock Index, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(D)	Calculated based on average number of shares outstanding.
(E)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(F)	Total return reflects Fund expenses and includes reinvestment of dividends and capital gains.
(G)	Not annualized.
(H)	Annualized.
(I)	Includes allocated portion reimbursement and/or waivers of fees at the underlying Master Portfolio level.
(J)	Includes reorganization expenses incurred outside the Fund’s operating expense limit. Please reference the Reorganization section of the Notes to Financial Statements for more information regarding the reorganization.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS

At June 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund’s financial statements.

This report must be accompanied or preceded by the Fund’s current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses attributable to the Fund are charged to the Fund.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. BORROWINGS AND OTHER FINANCING TRANSACTIONS

Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2018, the Fund has not utilized the program.

4. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Fund’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Fund are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Fund.

As of June 30, 2018, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 4.13%.

As of June 30, 2018, the investment manager and/or other affiliated investment accounts held balances of the fund as follows:

Account Balance	Percentage of Net Assets
$ 639,083,475	97.08%

Investment management fees: The Fund pays a contractual management fee to TAM at an annual rate of 0.07% on daily Average Net Assets (“ANA”).

The Fund is allocated investment advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily on ANA and payable monthly at an annual rate set forth in the Master Portfolio’s Notes to Financial Statements, which accompany this report. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within Net investment income (loss) allocated from Master Portfolio, in Expenses (net of waiver and/or reimbursement). Additionally, TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

TAM has voluntarily agreed to waive a portion of the Fund’s management fee in an amount equal to the investment advisory fees allocated to the Fund by the Master Portfolio. As a result of the waiver, the Fund pays a management fee to TAM based on daily ANA at the following rates:

Class	Rate
Class R	0.03%
Class R4	0.03

Transamerica Funds	Semi-Annual Report 2018

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2019
Class R4	0.30	May 1, 2019

Effective April 21, 2017, TAM is entitled to recapture expenses accrued by the Fund for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2018, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2018, the balances available for recapture by TAM for the Fund are as follows:

	Amounts Available
Class	2017	2018	Total
Class R (A)	$—	$—	$—
Class R4 (B)	216,119	127,006	343,125

(A)	Class R commenced operations on April 21, 2017.
(B)	Class R4 was not subject to recapture prior to April 21, 2017. Please reference the Reorganization section of the Notes to Financial Statements for more information.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund’s distributor.

The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Class R	0.50%
Class R4	0.25

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on the number of classes, accounts and transactions relating to the Fund. The Transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended June 30, 2018, transfer agent fees paid and the amounts due to TFS are as follows:

Fees Paid to TFS	Fees Due to TFS
$ 16,309	$ 2,610

Transamerica Funds	Semi-Annual Report 2018

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

4. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2018, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2018, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) were as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 89,834,959	$ 568,703,005	$ —	$ 568,703,005

6. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the Fund’s Class R4 underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statement of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Reorganization Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
April 21, 2017	1.56-for-1	35,752,851	55,759,431	Decrease	Increase

7. REORGANIZATION

Following the close of business on April 21, 2017 (the “Reorganization Date”), the Target Funds reorganized into Transamerica Stock Index, a newly organized series within the Trust (“Destination Fund”). The reorganizations were as follows:

Target Fund	Destination Fund/Share Class
Transamerica Stock Index:
Transamerica Partners Stock Index	Class R
Transamerica Partners Institutional Stock Index (A)	Class R4

(A)	Accounting and performance survivor of the reorganizations. Where a Target Fund was the accounting and performance survivor for financial reporting purposes, the accounting and performance survivor’s financial and performance history prior to the reorganization became the financial and performance history of the Destination Fund and is reflected in the Destination Fund’s financial statements and financial highlights.

Transamerica Funds	Semi-Annual Report 2018

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2018

(unaudited)

7. REORGANIZATION (continued)

Pursuant to Agreements and Plans of Reorganization, each Target Fund transferred all of its property and assets to the corresponding Destination Fund. The purpose of the transactions was to achieve a more cohesive, focused, and streamlined fund complex. In exchange, the applicable Destination Fund assumed all of the liabilities of the applicable Target Fund and issued shares to that Target Fund as described below. The reorganizations were tax-free for Federal income tax purposes. For financial statement purposes, assets received and shares issued of the Destination Fund was recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Destination Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shares issued to Target Fund shareholders from the Destination Fund, along with the exchange ratio of the reorganization for the Destination Fund, were as follows (shares of those Destination Funds that were not the accounting and performance survivor of the applicable reorganization are also shown):

Fund	Fund Shares	Destination Fund - Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
Transamerica Partners Stock Index	15,527,225	Transamerica Stock Index – Class R	28,333,155	$283,331,550	0.82
Transamerica Partners Institutional Stock Index (B)	55,759,431	Transamerica Stock Index – Class R4	55,759,431	557,592,549	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Fund shares outstanding on the Reorganization Date.
(B)	Accounting and performance survivor.

The net assets of the Target Funds, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Transamerica Partners Stock Index	$241,632,573	$283,331,550	Transamerica Stock Index	$—	$840,924,099
Transamerica Partners Institutional Stock Index (A)	560,650,512	557,592,549

(A)	Accounting and performance survivor.

8. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Fund’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. Please reference the Financial Highlights for additional information in regards to the per share impact.

Transamerica Funds	Semi-Annual Report 2018

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 21-22, 2018, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2019.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2017. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Funds	Semi-Annual Report 2018

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Class R4 Shares of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for the Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and the extent to which TAM shared economies of scale, if any, with the Fund through its

Transamerica Funds	Semi-Annual Report 2018

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Fund

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.

Transamerica Funds	Semi-Annual Report 2018

Appendix A

S&P 500 Index Master Portfolio

(This page intentionally left blank)

Master Portfolio Information as of June 30, 2018	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Apple, Inc.	4%
Microsoft Corp.	3
Amazon.com, Inc.	3
Facebook, Inc., Class A	2
Berkshire Hathaway, Inc., Class B	2
JPMorgan Chase & Co.	2
Exxon Mobil Corp.	1
Alphabet, Inc., Class C	1
Alphabet, Inc., Class A	1
Johnson & Johnson	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	25%
Health Care	14
Financials	13
Consumer Discretionary	13
Industrials	9
Consumer Staples	7
Energy	6
Utilities	3
Real Estate	3
Materials	3
Telecommunication Services	2
Short-Term Securities	2

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

MASTER PORTFOLIO INFORMATION	1

Schedule of Investments (unaudited)	S&P 500 Index Master Portfolio
June 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.8%
Aerospace & Defense — 2.6%
Arconic, Inc.	279,348	$4,751,709
Boeing Co.	370,970	124,464,145
General Dynamics Corp.	187,710	34,991,021
Harris Corp.	80,202	11,592,397
Huntington Ingalls Industries, Inc.	29,604	6,417,851
L3 Technologies, Inc.	53,132	10,218,346
Lockheed Martin Corp.	168,618	49,814,816
Northrop Grumman Corp.	118,320	36,407,064
Raytheon Co.	195,071	37,683,816
Rockwell Collins, Inc.	110,277	14,852,106
Textron, Inc.	170,504	11,237,919
TransDigm Group, Inc.	33,181	11,452,090
United Technologies Corp.	505,028	63,143,651

		417,026,931
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	92,123	7,707,010
Expeditors International of Washington, Inc.	116,956	8,549,484
FedEx Corp.	166,512	37,808,215
United Parcel Service, Inc., Class B	467,074	49,617,271

		103,681,980
Airlines — 0.4%
Alaska Air Group, Inc.	86,618	5,230,861
American Airlines Group, Inc.	275,057	10,441,164
Delta Air Lines, Inc.	439,057	21,750,884
Southwest Airlines Co.	363,753	18,507,753
United Continental Holdings, Inc.(a)	157,909	11,010,994

		66,941,656
Auto Components — 0.2%
Aptiv PLC	177,826	16,294,197
BorgWarner, Inc.	138,368	5,971,963
Goodyear Tire & Rubber Co.	162,653	3,788,188

		26,054,348
Automobiles — 0.4%
Ford Motor Co.	2,656,760	29,410,333
General Motors Co.	860,824	33,916,466
Harley-Davidson, Inc.	111,325	4,684,556

		68,011,355
Banks — 6.0%
Bank of America Corp.	6,384,739	179,985,792
BB&T Corp.	529,336	26,699,708
Citigroup, Inc.	1,728,253	115,654,691
Citizens Financial Group, Inc.	330,490	12,856,061
Comerica, Inc.	118,443	10,768,837
Fifth Third Bancorp	467,517	13,417,738
Huntington Bancshares, Inc.	744,814	10,993,455
JPMorgan Chase & Co.	2,304,325	240,110,665
KeyCorp.	714,115	13,953,807
M&T Bank Corp.	101,213	17,221,392
People’s United Financial, Inc.	220,243	3,984,196
PNC Financial Services Group, Inc.(e)	317,446	42,886,955
Regions Financial Corp.	760,067	13,513,991
SunTrust Banks, Inc.	314,854	20,786,661
SVB Financial Group(a)	36,135	10,434,343
U.S. Bancorp	1,055,032	52,772,701
Wells Fargo & Co.	2,970,542	164,686,848
Zions Bancorporation	137,026	7,219,900

		957,947,741
Beverages — 1.7%
Brown-Forman Corp., Class B	180,651	8,853,706
Coca-Cola Co.	2,587,754	113,498,890

Security	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	114,242	$25,004,147
Molson Coors Brewing Co., Class B	128,030	8,711,161
Monster Beverage Corp.(a)	278,320	15,947,736
PepsiCo, Inc.	959,553	104,466,535

		276,482,175
Biotechnology — 2.5%
AbbVie, Inc.	1,027,898	95,234,750
Alexion Pharmaceuticals, Inc.(a)	148,584	18,446,704
Amgen, Inc.	451,363	83,317,096
Biogen, Inc.(a)	143,406	41,622,157
Celgene Corp.(a)	480,228	38,139,708
Gilead Sciences, Inc.	883,173	62,563,975
Incyte Corp.(a)(b)	121,902	8,167,434
Regeneron Pharmaceuticals, Inc.(a)	51,944	17,920,161
Vertex Pharmaceuticals, Inc.(a)	173,188	29,435,032

		394,847,017
Building Products — 0.3%
Allegion PLC	61,549	4,761,431
AO Smith Corp.	94,382	5,582,695
Fortune Brands Home & Security, Inc.	95,901	5,148,925
Johnson Controls International PLC	632,109	21,144,046
Masco Corp.	206,334	7,721,018

		44,358,115
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	35,458	5,271,541
Ameriprise Financial, Inc.	98,861	13,828,677
Bank of New York Mellon Corp.	684,928	36,938,167
BlackRock, Inc.(e)	83,521	41,680,320
Cboe Global Markets, Inc.	78,536	8,173,241
Charles Schwab Corp.	812,952	41,541,847
CME Group, Inc.	230,405	37,767,988
E*Trade Financial Corp.(a)	182,019	11,132,282
Franklin Resources, Inc.	215,425	6,904,371
Goldman Sachs Group, Inc.	238,529	52,612,342
Intercontinental Exchange, Inc.	395,669	29,101,455
Invesco Ltd.	282,822	7,511,752
Moody’s Corp.	111,315	18,985,886
Morgan Stanley	928,523	44,011,990
MSCI, Inc.	61,813	10,225,725
Nasdaq, Inc.	77,776	7,098,616
Northern Trust Corp.	143,049	14,718,312
Raymond James Financial, Inc.	89,590	8,004,866
S&P Global, Inc.	169,083	34,474,333
State Street Corp.	245,389	22,843,262
T. Rowe Price Group, Inc.	163,850	19,021,346

		471,848,319
Chemicals — 1.8%
Air Products & Chemicals, Inc.	149,731	23,317,609
Albemarle Corp.(b)	73,712	6,953,253
CF Industries Holdings, Inc.	163,850	7,274,940
DowDuPont, Inc.	1,571,217	103,574,625
Eastman Chemical Co.	93,684	9,364,653
Ecolab, Inc.	176,625	24,785,786
FMC Corp.	93,297	8,323,025
International Flavors & Fragrances, Inc.	55,478	6,877,053
LyondellBasell Industries NV, Class A	215,585	23,682,012
Mosaic Co.	245,006	6,872,418
PPG Industries, Inc.	170,511	17,687,106
Praxair, Inc.	194,730	30,796,549
Sherwin-Williams Co.	55,359	22,562,668

		292,071,697

2	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies — 0.4%
Cintas Corp.	59,051	$10,928,569
Copart, Inc.(a)	136,856	7,740,575
Iron Mountain, Inc.	186,725	6,537,242
Republic Services, Inc.	154,326	10,549,725
Stericycle, Inc.(a)	56,643	3,698,222
Waste Management, Inc.	267,542	21,761,866

		61,216,199
Communications Equipment — 1.0%
Cisco Systems, Inc.	3,187,542	137,159,932
F5 Networks, Inc.(a)	40,987	7,068,208
Juniper Networks, Inc.	242,731	6,655,684
Motorola Solutions, Inc.	109,569	12,750,545

		163,634,369
Construction & Engineering — 0.1%
Fluor Corp.	90,837	4,431,029
Jacobs Engineering Group, Inc.	77,614	4,927,713
Quanta Services, Inc.(a)	101,761	3,398,817

		12,757,559
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	43,613	9,740,091
Vulcan Materials Co.	89,472	11,547,257

		21,287,348
Consumer Finance — 0.7%
American Express Co.	483,856	47,417,888
Capital One Financial Corp.	330,882	30,408,056
Discover Financial Services	237,272	16,706,321
Synchrony Financial	479,231	15,996,731

		110,528,996
Containers & Packaging — 0.3%
Avery Dennison Corp.	58,675	5,990,717
Ball Corp.	241,647	8,590,551
International Paper Co.	276,659	14,408,401
Packaging Corp. of America	62,642	7,002,749
Sealed Air Corp.	113,392	4,813,490
WestRock Co.	172,036	9,809,493

		50,615,401
Distributors — 0.1%
Genuine Parts Co.	101,839	9,347,802
LKQ Corp.(a)	202,947	6,474,009

		15,821,811
Diversified Consumer Services — 0.0%
H&R Block, Inc.	139,724	3,182,913

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(a)	1,303,004	243,205,697
Jefferies Financial Group, Inc.	207,622	4,721,324

		247,927,021
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	4,907,665	157,585,123
CenturyLink, Inc.	667,521	12,442,592
Verizon Communications, Inc.	2,799,069	140,821,161

		310,848,876
Electric Utilities — 1.8%
Alliant Energy Corp.	152,211	6,441,570
American Electric Power Co., Inc.	336,957	23,334,272
Duke Energy Corp.	477,693	37,775,963
Edison International	219,837	13,909,087
Entergy Corp.	124,845	10,086,228
Evergy, Inc.	180,118	10,113,626
Eversource Energy	213,354	12,504,678
Exelon Corp.	656,129	27,951,095

Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	307,086	$11,027,458
NextEra Energy, Inc.	318,224	53,152,955
PG&E Corp.	346,481	14,746,231
Pinnacle West Capital Corp.	72,372	5,830,288
PPL Corp.	467,268	13,340,501
Southern Co.	687,094	31,819,323
Xcel Energy, Inc.	340,275	15,543,762

		287,577,037
Electrical Equipment — 0.5%
AMETEK, Inc.	158,136	11,411,094
Eaton Corp. PLC	293,905	21,966,460
Emerson Electric Co.	430,046	29,733,380
Rockwell Automation, Inc.	86,100	14,312,403

		77,423,337
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	205,693	17,926,145
Corning, Inc.	583,008	16,038,550
FLIR Systems, Inc.	91,123	4,735,662
IPG Photonics Corp.(a)(b)	24,761	5,463,020
TE Connectivity Ltd.	235,037	21,167,432

		65,330,809
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	281,397	9,294,543
Halliburton Co.	595,825	26,847,875
Helmerich & Payne, Inc.	70,592	4,500,946
National Oilwell Varco, Inc.	260,462	11,304,051
Schlumberger Ltd.	940,510	63,042,385
TechnipFMC PLC	287,356	9,120,679

		124,110,479
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	71,917	9,073,768
American Tower Corp.	299,801	43,222,310
Apartment Investment & Management Co., Class A	102,328	4,328,474
AvalonBay Communities, Inc.	93,331	16,042,666
Boston Properties, Inc.	103,991	13,042,551
Crown Castle International Corp.	281,793	30,382,921
Digital Realty Trust, Inc.	138,138	15,413,438
Duke Realty Corp.	247,834	7,194,621
Equinix, Inc.	54,166	23,285,422
Equity Residential	246,450	15,696,401
Essex Property Trust, Inc.	44,825	10,716,313
Extra Space Storage, Inc.	87,922	8,775,495
Federal Realty Investment Trust	51,446	6,510,491
GGP, Inc.	435,894	8,905,314
HCP, Inc.	314,250	8,113,935
Host Hotels & Resorts, Inc.	507,437	10,691,698
Kimco Realty Corp.	281,120	4,776,229
Macerich Co.	72,497	4,120,005
Mid-America Apartment Communities, Inc.	76,283	7,679,410
Prologis, Inc.	363,781	23,896,774
Public Storage	102,295	23,206,644
Realty Income Corp.(b)	189,594	10,198,261
Regency Centers Corp.	95,414	5,923,301
SBA Communications Corp.(a)	79,280	13,090,714
Simon Property Group, Inc.	211,223	35,948,042
SL Green Realty Corp.(b)	58,685	5,899,603
UDR, Inc.	176,982	6,643,904
Ventas, Inc.	239,460	13,637,247
Vornado Realty Trust	114,346	8,452,456
Welltower, Inc.	248,306	15,566,303
Weyerhaeuser Co.	518,055	18,888,285

		429,322,996

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	296,759	$62,016,696
Kroger Co.	554,873	15,786,137
Sysco Corp.	320,632	21,895,959
Walgreens Boots Alliance, Inc.	578,506	34,719,037
Walmart, Inc.	979,792	83,919,185

		218,337,014
Food Products — 1.1%
Archer-Daniels-Midland Co.	374,997	17,186,113
Campbell Soup Co.	124,466	5,045,852
Conagra Brands, Inc.	265,951	9,502,429
General Mills, Inc.	402,031	17,793,892
Hershey Co.	97,182	9,043,757
Hormel Foods Corp.	181,422	6,750,713
J.M. Smucker Co.	78,951	8,485,653
Kellogg Co.	170,074	11,883,070
Kraft Heinz Co.	408,841	25,683,392
McCormick & Co., Inc.	83,959	9,746,800
Mondelez International, Inc., Class A	1,002,384	41,097,744
Tyson Foods, Inc., Class A	201,092	13,845,184

		176,064,599
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	1,186,333	72,354,450
ABIOMED, Inc.(a)	29,159	11,927,489
Align Technology, Inc.(a)	48,817	16,702,248
Baxter International, Inc.	331,233	24,458,245
Becton Dickinson & Co.	180,798	43,311,969
Boston Scientific Corp.(a)	934,081	30,544,449
Cooper Cos., Inc.(b)	34,133	8,036,615
Danaher Corp.	415,911	41,042,097
Dentsply Sirona Inc.	149,246	6,532,497
Edwards Lifesciences Corp.(a)	144,061	20,970,960
Hologic, Inc.(a)	179,163	7,121,729
IDEXX Laboratories, Inc.(a)	59,259	12,914,906
Intuitive Surgical, Inc.(a)	76,658	36,679,320
Medtronic PLC	916,839	78,490,587
ResMed, Inc.	98,065	10,157,573
Stryker Corp.	217,808	36,779,059
Varian Medical Systems, Inc.(a)(b)	63,871	7,263,410
Zimmer Biomet Holdings, Inc.	136,251	15,183,811

		480,471,414
Health Care Providers & Services — 3.1%
Aetna, Inc.	222,053	40,746,726
AmerisourceBergen Corp.	112,126	9,560,984
Anthem, Inc.	172,906	41,156,815
Cardinal Health, Inc.	215,094	10,503,040
Centene Corp.(a)	139,256	17,157,732
Cigna Corp.	165,280	28,089,336
CVS Health Corp.	689,169	44,348,025
DaVita, Inc.(a)	97,143	6,745,610
Envision Healthcare Corp.(a)	81,025	3,565,910
Express Scripts Holding Co.(a)	381,933	29,489,047
HCA Healthcare, Inc.	187,989	19,287,672
Henry Schein, Inc.(a)(b)	102,916	7,475,818
Humana, Inc.	93,464	27,817,690
Laboratory Corp. of America Holdings(a)	69,053	12,397,085
McKesson Corp.	137,832	18,386,789
Quest Diagnostics, Inc.	92,801	10,202,542
UnitedHealth Group, Inc.	650,259	159,534,543
Universal Health Services, Inc., Class B	60,821	6,777,892

		493,243,256
Health Care Technology — 0.1%
Cerner Corp.(a)	213,640	12,773,536

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	272,369	$15,609,467
Chipotle Mexican Grill, Inc.(a)	16,069	6,931,685
Darden Restaurants, Inc.	86,188	9,227,287
Hilton Worldwide Holdings, Inc.	190,308	15,064,781
Marriott International, Inc., Class A	200,425	25,373,805
McDonald’s Corp.	532,918	83,502,922
MGM Resorts International	332,044	9,639,237
Norwegian Cruise Line Holdings Ltd.(a)	135,293	6,392,594
Royal Caribbean Cruises Ltd.	117,427	12,165,437
Starbucks Corp.	934,785	45,664,247
Wynn Resorts Ltd.	56,900	9,521,646
Yum! Brands, Inc.	222,375	17,394,173

		256,487,281
Household Durables — 0.4%
D.R. Horton, Inc.	225,980	9,265,180
Garmin Ltd.	74,601	4,550,661
Leggett & Platt, Inc.	87,619	3,911,312
Lennar Corp., Class A	188,648	9,904,020
Mohawk Industries, Inc.(a)	43,001	9,213,824
Newell Brands, Inc.	320,611	8,268,558
PulteGroup, Inc.	179,788	5,168,905
Whirlpool Corp.	45,867	6,707,132

		56,989,592
Household Products — 1.4%
Church & Dwight Co., Inc.	165,741	8,810,792
Clorox Co.	88,298	11,942,304
Colgate-Palmolive Co.	590,487	38,269,462
Kimberly-Clark Corp.	239,031	25,179,526
Procter & Gamble Co.	1,700,915	132,773,425

		216,975,509
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	430,250	5,769,653
NRG Energy, Inc.	204,882	6,289,877

		12,059,530
Industrial Conglomerates — 1.6%
3M Co.	402,950	79,268,324
General Electric Co.	5,891,740	80,186,581
Honeywell International, Inc.	507,729	73,138,363
Roper Technologies, Inc.	69,387	19,144,567

		251,737,835
Insurance — 2.3%
Aflac, Inc.	519,393	22,344,287
Allstate Corp.	236,186	21,556,696
American International Group, Inc.	611,565	32,425,176
Aon PLC	164,083	22,507,265
Arthur J Gallagher & Co.	125,852	8,215,619
Assurant, Inc.	36,323	3,759,067
Brighthouse Financial, Inc.(a)	65,918	2,641,334
Chubb Ltd.	315,948	40,131,715
Cincinnati Financial Corp.	99,096	6,625,559
Everest Re Group Ltd.	27,458	6,328,520
Hartford Financial Services Group, Inc.	240,801	12,312,155
Lincoln National Corp.	141,471	8,806,570
Loews Corp.	174,061	8,403,665
Marsh & McLennan Cos., Inc.	344,571	28,244,485
MetLife, Inc.	689,284	30,052,782
Principal Financial Group, Inc.	184,524	9,770,546
Progressive Corp.	396,522	23,454,276
Prudential Financial, Inc.	289,332	27,055,435
Torchmark Corp.	69,803	5,682,662
Travelers Cos., Inc.	185,094	22,644,400
Unum Group	143,459	5,306,549

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Willis Towers Watson PLC	89,039	$13,498,312
XL Group Ltd.	177,106	9,909,081

		371,676,156
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(a)	272,854	463,797,229
Booking Holdings, Inc.(a)	32,690	66,265,572
Expedia Group, Inc.	80,033	9,619,166
Netflix, Inc.(a)	294,590	115,311,364
TripAdvisor, Inc.(a)(b)	73,445	4,091,621

		659,084,952
Internet Software & Services — 5.2%
Akamai Technologies, Inc.(a)	117,327	8,591,856
Alphabet, Inc., Class A(a)	202,583	228,754,698
Alphabet, Inc., Class C(a)(b)	205,393	229,146,700
eBay, Inc.(a)	626,168	22,704,852
Facebook, Inc., Class A(a)	1,624,808	315,732,690
Twitter, Inc.(a)	443,879	19,384,196
VeriSign, Inc.(a)	65,135	8,950,852

		833,265,844
IT Services — 4.4%
Accenture PLC, Class A	435,087	71,175,882
Alliance Data Systems Corp.	31,903	7,439,780
Automatic Data Processing, Inc.	298,592	40,053,131
Broadridge Financial Solutions, Inc.	76,583	8,814,703
Cognizant Technology Solutions Corp., Class A	398,207	31,454,371
DXC Technology Co.	190,497	15,355,963
Fidelity National Information Services, Inc.	226,513	24,017,173
Fiserv, Inc.(a)	276,839	20,511,002
FleetCor Technologies, Inc.(a)	60,789	12,805,203
Gartner, Inc.(a)(b)	60,163	7,995,663
Global Payments, Inc.	107,624	11,999,000
International Business Machines Corp.	579,088	80,898,594
Mastercard, Inc., Class A	620,668	121,973,675
Paychex, Inc.	215,081	14,700,786
PayPal Holdings, Inc.(a)	757,114	63,044,883
Total System Services, Inc.	115,012	9,720,814
Visa, Inc., Class A	1,209,542	160,203,838
Western Union Co.	301,750	6,134,577

		708,299,038
Leisure Products — 0.1%
Hasbro, Inc.	75,836	7,000,421
Mattel, Inc.	232,614	3,819,522

		10,819,943
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	217,532	13,452,179
Illumina, Inc.(a)	99,949	27,914,756
IQVIA Holdings, Inc.(a)	109,642	10,944,465
Mettler-Toledo International, Inc.(a)	17,426	10,083,206
PerkinElmer, Inc.	71,741	5,253,593
Thermo Fisher Scientific, Inc.	272,231	56,389,929
Waters Corp.(a)(b)	53,769	10,409,141

		134,447,269
Machinery — 1.4%
Caterpillar, Inc.	406,275	55,119,329
Cummins, Inc.	104,670	13,921,110
Deere & Co.	220,338	30,803,252
Dover Corp.	108,405	7,935,246
Flowserve Corp.	86,549	3,496,580
Fortive Corp.(b)	205,183	15,821,661
Illinois Tool Works, Inc.	205,179	28,425,499
Ingersoll-Rand PLC	168,071	15,081,011
PACCAR, Inc.	236,352	14,644,370

Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	89,603	$13,964,627
Pentair PLC	107,216	4,511,649
Snap-on, Inc.	37,306	5,995,820
Stanley Black & Decker, Inc.	103,460	13,740,523
Xylem, Inc.	124,905	8,416,099

		231,876,776
Media — 2.2%
CBS Corp., Class B	227,633	12,797,527
Charter Communications, Inc., Class A(a)	125,838	36,896,960
Comcast Corp., Class A	3,115,297	102,212,895
Discovery, Inc., Class A(a)(b)	115,925	3,187,938
Discovery, Inc., Class C(a)	216,509	5,520,979
DISH Network Corp., Class A(a)	153,608	5,162,765
Interpublic Group of Cos., Inc.	267,707	6,275,052
News Corp., Class A	271,386	4,206,483
News Corp., Class B	53,983	855,631
Omnicom Group, Inc.	155,755	11,879,434
Twenty-First Century Fox, Inc., Class A	706,354	35,098,730
Twenty-First Century Fox, Inc., Class B	306,241	15,088,494
Viacom, Inc., Class B	233,027	7,028,094
Walt Disney Co.	1,008,526	105,703,610

		351,914,592
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	907,680	15,666,557
Newmont Mining Corp.	363,938	13,724,102
Nucor Corp.	214,223	13,388,937

		42,779,596
Multi-Utilities — 0.9%
Ameren Corp.	168,468	10,251,278
CenterPoint Energy, Inc.	284,307	7,878,147
CMS Energy Corp.	192,061	9,080,644
Consolidated Edison, Inc.	213,618	16,657,932
Dominion Energy, Inc.	443,875	30,263,397
DTE Energy Co.	125,379	12,993,026
NiSource, Inc.	225,931	5,937,467
Public Service Enterprise Group, Inc.	338,251	18,312,909
SCANA Corp.	95,454	3,676,888
Sempra Energy	179,593	20,852,543
WEC Energy Group, Inc.	213,050	13,773,682

		149,677,913
Multiline Retail — 0.5%
Dollar General Corp.	172,941	17,051,983
Dollar Tree, Inc.(a)	159,314	13,541,690
Kohl’s Corp.	111,996	8,164,508
Macy’s, Inc.	207,219	7,756,207
Nordstrom, Inc.	77,577	4,016,937
Target Corp.	361,422	27,511,443

		78,042,768
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	350,680	25,687,310
Andeavor	95,646	12,546,842
Apache Corp.	258,010	12,061,968
Cabot Oil & Gas Corp.	299,398	7,125,672
Chevron Corp.	1,294,414	163,652,762
Cimarex Energy Co.	63,309	6,441,058
Concho Resources, Inc.(a)(b)	99,782	13,804,840
ConocoPhillips	792,575	55,179,071
Devon Energy Corp.	353,142	15,524,122
EOG Resources, Inc.	391,599	48,726,664
EQT Corp.	171,459	9,461,108
Exxon Mobil Corp.	2,867,913	237,262,442
Hess Corp.	176,561	11,810,165

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	118,733	$8,124,899
Kinder Morgan, Inc.	1,272,615	22,487,107
Marathon Oil Corp.	586,668	12,237,894
Marathon Petroleum Corp.	315,954	22,167,333
Newfield Exploration Co.(a)	136,402	4,126,161
Noble Energy, Inc.	335,333	11,830,548
Occidental Petroleum Corp.	518,432	43,382,390
ONEOK, Inc.	281,941	19,687,940
Phillips 66	284,424	31,943,659
Pioneer Natural Resources Co.	116,165	21,983,065
Valero Energy Corp.	291,979	32,360,033
Williams Cos., Inc.	557,327	15,109,135

		864,724,188
Personal Products — 0.2%
Coty, Inc., Class A	319,559	4,505,782
Estee Lauder Cos., Inc., Class A	150,207	21,433,037

		25,938,819
Pharmaceuticals — 4.3%
Allergan PLC	230,280	38,392,282
Bristol-Myers Squibb Co.	1,107,553	61,291,983
Eli Lilly & Co.	647,604	55,260,050
Johnson & Johnson	1,816,484	220,412,169
Merck & Co., Inc.	1,822,990	110,655,493
Mylan NV(a)	350,251	12,658,071
Nektar Therapeutics(a)	105,069	5,130,519
Perrigo Co. PLC	87,898	6,408,643
Pfizer, Inc.	3,965,833	143,880,421
Zoetis, Inc.	325,075	27,693,139

		681,782,770
Professional Services — 0.3%
Equifax, Inc.	82,578	10,331,334
IHS Markit Ltd.(a)	244,570	12,617,366
Nielsen Holdings PLC	223,158	6,902,277
Robert Half International, Inc.	82,401	5,364,305
Verisk Analytics, Inc.(a)	105,785	11,386,697

		46,601,979
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	201,675	9,627,965

Road & Rail — 1.0%
CSX Corp.	590,004	37,630,455
JB Hunt Transport Services, Inc.	59,714	7,258,237
Kansas City Southern	71,757	7,603,372
Norfolk Southern Corp.	192,593	29,056,506
Union Pacific Corp.	526,908	74,652,325

		156,200,895
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.(a)(b)	548,479	8,221,700
Analog Devices, Inc.	252,458	24,215,771
Applied Materials, Inc.	685,177	31,648,326
Broadcom, Inc.	272,017	66,002,205
Intel Corp.	3,156,669	156,918,016
KLA-Tencor Corp.	106,683	10,938,208
Lam Research Corp.	111,549	19,281,245
Microchip Technology, Inc.	157,792	14,351,182
Micron Technology, Inc.(a)	786,002	41,217,945
NVIDIA Corp.	411,147	97,400,724
Qorvo, Inc.(a)	84,891	6,805,712
QUALCOMM, Inc.	1,004,837	56,391,452
Skyworks Solutions, Inc.	124,249	12,008,666
Texas Instruments, Inc.	662,754	73,068,629
Xilinx, Inc.	173,486	11,321,696

		629,791,477

Security	Shares	Value
Software — 5.9%
Activision Blizzard, Inc.	515,997	$39,380,891
Adobe Systems, Inc.(a)	333,382	81,281,865
ANSYS, Inc.(a)	57,911	10,086,938
Autodesk, Inc.(a)	147,109	19,284,519
CA, Inc.	208,735	7,441,403
Cadence Design Systems, Inc.(a)	195,305	8,458,660
Citrix Systems, Inc.(a)	87,411	9,164,169
Electronic Arts, Inc.(a)	208,053	29,339,634
Intuit, Inc.	164,957	33,701,540
Microsoft Corp.	5,203,336	513,100,963
Oracle Corp.	2,019,673	88,986,792
Red Hat, Inc.(a)	121,264	16,294,244
salesforce.com, Inc.(a)	477,323	65,106,857
Symantec Corp.	419,233	8,657,161
Synopsys, Inc.(a)	98,215	8,404,258
Take-Two Interactive Software, Inc.(a)	79,526	9,412,697

		948,102,591
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	50,282	6,823,267
AutoZone, Inc.(a)	18,410	12,351,821
Best Buy Co., Inc.	164,783	12,289,516
CarMax, Inc.(a)	119,019	8,672,915
Foot Locker, Inc.	76,660	4,036,149
Gap, Inc.	143,297	4,641,390
Home Depot, Inc.	783,088	152,780,469
L Brands, Inc.	164,684	6,073,546
Lowe’s Cos., Inc.	558,049	53,332,743
O’Reilly Automotive, Inc.(a)	56,188	15,371,351
Ross Stores, Inc.	254,791	21,593,537
Tiffany & Co.	67,938	8,940,641
TJX Cos., Inc.	426,340	40,579,041
Tractor Supply Co.	83,283	6,370,317
Ulta Salon Cosmetics & Fragrance, Inc.(a)	37,665	8,793,271

		362,649,974
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	3,330,327	616,476,831
Hewlett Packard Enterprise Co.	1,048,179	15,313,895
HP, Inc.	1,113,582	25,267,175
NetApp, Inc.	181,245	14,233,170
Seagate Technology PLC	194,979	11,010,464
Western Digital Corp.	199,997	15,481,768
Xerox Corp.	142,593	3,422,232

		701,205,535
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.	235,045	5,175,691
Michael Kors Holdings Ltd.(a)	98,833	6,582,278
NIKE, Inc., Class B	870,072	69,327,337
PVH Corp.	51,431	7,700,249
Ralph Lauren Corp.	39,043	4,908,486
Tapestry, Inc.	196,642	9,185,148
Under Armour, Inc., Class A(a)(b)	132,321	2,974,576
Under Armour, Inc., Class C(a)(b)	129,390	2,727,541
VF Corp.	220,221	17,952,416

		126,533,722
Tobacco — 1.0%
Altria Group, Inc.	1,281,938	72,801,259
Philip Morris International, Inc.	1,053,466	85,056,845

		157,858,104
Trading Companies & Distributors — 0.2%
Fastenal Co.	197,573	9,509,188
United Rentals, Inc.(a)	58,109	8,578,051
W.W. Grainger, Inc.	34,969	10,784,440

		28,871,679

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Water Utilities — 0.1%
American Water Works Co., Inc.	123,159	$10,515,315

Total Long-Term Investments — 97.8% (Cost — $10,048,686,974)		15,598,285,911

Short-Term Securities — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.70%(c)(d)(e)	63,123,422	63,136,046
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.73%(e)(d)	332,354,098	332,354,098

Total Short-Term Securities — 2.5% (Cost — $395,484,472)		395,490,144

Security	Value
Total Investments — 100.3% (Cost — $10,444,171,446)	$15,993,776,055
Liabilities in Excess of Other Assets — (0.3)%	(52,986,184)

Net Assets — 100.0%	$15,940,789,871

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)

During the period ended June 30, 2018, investments in issuers considered to be [affiliates/an affiliate] of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	73,422	10,099		—		83,521	$41,680,320	$454,032		$—	$(1,578,038)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,033,981	—		(6,910,559	)(b)	63,123,422	63,136,046	109,540	(c)	(2,537)	2,469
BlackRock Cash Funds: Treasury, SL Agency Shares	164,203,034	168,151,064	(d)	—		332,354,098	332,354,098	2,074,337		—	—
PNC Financial Services Group, Inc.	285,955	34,567		(3,076)		317,446	42,886,955	445,370		(525)	(3,270,686)

							$480,057,419	$3,083,279		$(3,062)	$(4,846,255)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares value sold.
(c)

Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares value purchased

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	2,662	09/21/18	$362,245	$(5,793,702)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities —Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$—	$—	$5,793,702	$—	$—	$—	$5,793,702

(a)

Includes cumulative appreciation (depreciation) on futures contracts if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Asset and Liabilities.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2018

For the six months ended June 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$15,036,731	$—	$—	$—	$15,036,731

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(6,840,794)	$—	$—	$—	$(6,840,794)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$289,617,630

For more information about the Master portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$15,598,285,911	$—	$—	$15,598,285,911
Short-Term Securities	395,490,144	—	—	395,490,144

	$15,993,776,055	$—	$—	$15,993,776,055

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(5,793,702)	$—	$—	$(5,793,702)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2018, there were no transfers between levels.

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (unaudited)

June 30, 2018

S&P 500 Index
Master Portfolio
ASSETS
Investments at value — unaffiliated (including securities loaned at value of $ 61,262,247) (cost — $9,996,774,374)	$15,513,718,636
Investments at value — affiliated (cost — $ 447,397,072)	480,057,419
Cash pledged for futures contracts	14,626,800
Receivables:
Investments sold	16,299,606
Dividends — unaffiliated	12,724,551
Dividends — affiliated	477,135
Variation margin on futures contracts	271,471
Securities lending income — affiliated	19,421
Prepaid expenses	24,780

Total assets	16,038,219,819

LIABILITIES
Cash collateral on securities loaned at value	63,147,649
Bank overdraft	814,000
Payables:
Withdrawals to investor	25,137,957
Investments purchased	7,740,942
Investment advisory fees	508,223
Trustees’ fees	51,162
Professional fees	30,015

Total liabilities	97,429,948

NET ASSETS	$15,940,789,871

NET ASSETS CONSIST OF
Investors’ capital	$10,396,978,964
Net unrealized appreciation (depreciation)	5,543,810,907

NET ASSETS	$15,940,789,871

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (unaudited)

Six Months Ended June 30, 2018

S&P 500 Index
Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$140,070,704
Dividends — affiliated	2,973,739
Securities lending income — affiliated — net	109,540
Foreign taxes withheld	(493,562)

Total investment income	142,660,421

EXPENSES
Investment advisory	2,974,237
Trustees and Officer	122,834
Professional	21,748

Total expenses	3,118,819
Less fees waived and/or reimbursed by the Manager	(238,765)

Total expenses after fees waived and/or reimbursed	2,880,054

Net investment income	139,780,367

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	30,019,624
Investments — affiliated	(3,062)
Futures contracts	15,036,731

45,053,293

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	198,111,608
Investments — affiliated	(4,846,255)
Futures contracts	(6,840,794)

186,424,559

Net realized and unrealized gain	231,477,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$371,258,219

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended
	06/30/18	Year Ended
	(unaudited)	12/31/17
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$139,780,367	$235,116,198
Net realized gain	45,053,293	54,267,728
Net change in unrealized appreciation (depreciation)	186,424,559	2,098,921,474

Net increase in net assets resulting from operations	371,258,219	2,388,305,400

CAPITAL TRANSACTIONS
Proceeds from contributions	4,109,278,336	7,322,029,278
Value of withdrawals	(2,314,821,064)	(5,727,019,300)

Net increase in net assets derived from capital transactions	1,794,457,272	1,595,009,978

NET ASSETS
Total increase in net assets	2,165,715,491	3,983,315,378
Beginning of period	13,775,074,380	9,791,759,002

End of period	$15,940,789,871	$13,775,074,380

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/18 (Unaudited)
			Year Ended December 31,
			2017	2016	2015	2014	2013
Total Return
Total Return	2.64	%(a)	21.77%	11.92%	1.35%	13.63%	32.33%

Ratios to Average Net Assets
Total expenses	0.04	%(b)	0.04%	0.04%	0.05%	0.05%	0.05%

Total expenses after fees waived and/or reimbursed	0.04	%(b)	0.04%	0.04%	0.04%	0.05%	0.05%

Net investment income	1.88	%(b)	1.93%	2.11%	2.00%	1.98%	2.08%

Supplemental Data
Net assets, end of period (000)	$15,940,790		$13,775,074	$9,791,759	$7,209,857	$5,748,578	$5,271,130

Portfolio turnover rate	1%		11%	4%	2%	3%	2%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)	S&P 500 Index Master Portfolio

1. ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 —   Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 —   Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received (a)	Amount
Barclays Capital, Inc.	$2,574,967	$(2,574,967)	$—
BNP Paribas S.A	3,281,619	(3,281,619)	—
Citigroup Global Markets, Inc.	11,022,558	(11,022,558)	—
Goldman Sachs & Co.	13,431,211	(13,431,211)	—
HSBC Bank PLC	677,915	(677,915)
JP Morgan Securities LLC	3,149,770	(3,149,770)	—
Mizuho Securities USA, Inc.	240,652	(240,652)	—
SG Americas Securities LLC	6,723,992	(6,723,992)	—
State Street Bank & Trust Co.	11,982,681	(11,982,681)	—

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received (a)	Amount
UBS AG	$6,976,369	$(6,976,369)	$—
Wachovia Bank N.A	1,200,513	(1,200,513)	—

	$61,262,247	$(61,262,247)	$—

(a)

Cash collateral with a value of $63,147,649 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts on the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate of BlackRock, Inc. for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2019. For the six months ended June 30, 2018, the amount waived was $144,582.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2018, the amount waived was $94,183.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2019. The contractual agreement may be terminated on 90 days’ notice by a majority of the trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For six months ended June 30, 2018, there were no fees waived by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2018, the Master Portfolio paid BTC $43,640 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$287,742,207	$45,737,005	$(2,558,810)

7. PURCHASES AND SALES

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term securities, were $1,897,373,274 and $178,069,508, respectively.

8. INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$10,154,128,827

Gross unrealized appreciation	6,093,786,224
Gross unrealized depreciation	(259,932,698)

Net unrealized appreciation	$5,833,853,526

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the Master Portfolio or to its investors, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Master Portfolio’s financial statements, if any, cannot be fully determined.

9. BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Prior to April 19, 2018, the aggregate commitment amount was $2.1 billion and the fee was 0.12% per annum. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2018, the Master Portfolio did not borrow under the credit agreement.

10. PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement	S&P 500 Index Master Portfolio

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master Fund’s adherence to its compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper Classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Master Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Master Portfolio’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	19

Disclosure of Investment Advisory Agreement (continued)	S&P 500 Index Master Portfolio

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio as compared with the representative feeder fund’s Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Master Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the representative feeder fund’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and the performance of the representative feeder fund as compared with its benchmark. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark for three of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund. The Board and BlackRock reviewed the representative feeder fund’s out of tolerance performance over the applicable periods. The Board was informed that, among other things, the representative feeder fund underperformed its benchmark and breached its lower tolerance, primarily driven by negative performance stemming from the impact of post-notified flows. Post-notified activity is a source of performance variation, relative to the benchmark, because the flow information is received after the close of the effective date of the activity introducing either a drag or boost to performance.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the representative feeder fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement (continued)	S&P 500 Index Master Portfolio

total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked in the first and second quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	21

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board and Trustee

Mark Stalnecker, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee and President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 22, 2018, Barbara Novick resigned, and Robert Fairbairn was appointed, as an Interested Trustee of the Trust/MIP.

Effective May 17, 2018, John MacKessy replaced Fernanda Pirdra as the Anti-Money Laundering Compliance Officer of the Trust/MIP.

Administrator	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Investment Adviser	Distributor
BlackRock Fund Advisors	BlackRock Investments, LLC
San Francisco, CA 94105	New York, NY 10022

Accounting Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank and Trust Company	PricewaterhouseCoopers LLP
Boston, MA 02111	Philadelphia, PA 19103

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	23

Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Appendix B

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Transamerica Funds and the Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Transamerica Funds’ and the Master Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds’ Annual Report, Semi-Annual Report, Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Appendix C

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc.

25834_SARMFP0618

© 2018 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule

30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit Chief Executive Officer (Principal Executive Officer)
Date:	September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit Chief Executive Officer (Principal Executive Officer)
Date:	September 4, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner Treasurer (Principal Financial Officer)
Date:	September 4, 2018

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer